Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 21,217,193	$ 28,958,487	$ 8,549,791
Cash flow hedges
Reclassification adjustment	(67,849)	(54,340)	527,627
Other comprehensive income/(loss)	(67,849)	(54,340)	527,627
Comprehensive income	$ 21,149,344	$ 28,904,147	$ 9,077,418